Changes in Level 3 Liabilities (Detail) (Other Liabilities, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Liabilities Beginning Balance	$ 58.6	$ 94.4
Total Realized and Unrealized (Gains) Losses
Included in Earnings	(0.6)	(4.5)
Included in Other Comprehensive Income
Purchases, Issuances, Sales, and Settlements
Issuances	68.4	3.4
Settlements	(25.8)	(34.7)
Fair Value Liabilities Ending Balance	100.6	58.6
Unrealized Gains (Losses) Included in Earnings Related to Financial Instruments Held at Period End